Dividends (Details)	1 Months Ended			12 Months Ended
	May 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)	Apr. 30, 2017 CNY (¥)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Jun. 30, 2014 CNY (¥)
Dividends
Dividend payable | $								$ 16,172,640
Dividend payable									¥ 10,160,503
Dividend payable, noncontrolling interest holder										¥ 10,160,503
Dividend paid		$ 16,172,640		$ 17,090,547	¥ 111,196,228
Scepter Pacific Limited
Dividends
Dividend payable											¥ 31,500,000
Dividend paid						¥ 24,000,002
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Dividends
Dividend payable										¥ 67,736,687
Dividend paid			¥ 67,736,687
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Dividends
Dividend payable, noncontrolling interest holder							¥ 5,992,000
Dividend paid	¥ 5,992,000